Oil and Gas Property, Net - Schedule of Oil and Gas Activities (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Oil and Gas Property [Abstract]
Oil and gas property - subject to amortization	$ 20,447,949	$ 20,345,797
Accumulated depletion and impairment	(19,183,936)	(18,918,311)
Oil and gas property - subject to amortization, net	1,264,013	1,427,486
Oil and gas property - not subject to amortization	1,064,994	958,133
Accumulated impairment
Oil and gas property - not subject to amortization, net	$ 1,064,994	$ 958,133